PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Electronic equipment	3,530	8,793	1,348
Less: accumulated depreciation	(1,043)	(2,403)	(369)
Property and equipment, net	2,487	6,390	979

Depreciation expense for the years ended December 31, 2018, 2019 and 2020 was RMB305, RMB511 and RMB1,360 (US$208), respectively.